Submission	Aug. 07, 2025
Submission [Line Items]
Central Index Key	0001426800
Registrant Name	ASSEMBLY BIOSCIENCES, INC.
Registration File Number	333-285970
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A